Intangible Assets, Net and Goodwill - Future amortization expense of trademarks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net and Goodwill
Percentage of increasing in discount rate	0.30%
Change in basis points	0.30
Percentage of decrease in discount rate		0.02%
Change in basis points		0.02
Decrease in long term growth rate		1.70%
Increase in long term growth rate	0.30%
Change in basis points of increasing in long term growth rate	0.90
Change in basis points of decreasing in long term growth rate		1.70